Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Leases
Schedule of operating lease liabilities

	March 31, 2026	June 30, 2025
Assets
Operating lease right-of-use asset, net	$282,910	$339,653

Liabilities
Current portion of operating lease liability	$82,398	$74,464
Operating lease liability, net of current portion	213,319	275,430
Total operating lease liability	$295,717	$349,894

	June 30, 2025	June 30, 2024
Assets
Operating lease right-of-use asset, net	$339,653	$406,726

Liabilities
Current portion of operating lease liability	$74,464	$60,343
Operating lease liability, net of current portion	275,430	349,894
Total operating lease liability	$349,894	$410,237

Schedule of future estimated minimum lease payments under non-cancelable operating leases

Year ending June 30, 2026 (Remaining 3 months)	$31,124
2027	126,313
2028	130,734
2029	77,796
Total minimum lease payments	365,967
Less amount representing interest	(70,250)
Present value of future minimum lease payments	$295,717

Year ending June 30
2026	$122,042
2027	126,313
2028	130,734
2029	77,796
Total minimum lease payments	456,885
Less amount representing interest	(106,991)
Present value of future minimum lease payments	349,894

Schedule of weighted average remaining lease term and discount rate

	March 31, 2026	June 30, 2025

Weighted average remaining lease term (Years)
Operating lease	2.8	3.6
Weighted average discount rate
Operating lease	15.00%	15.00%

	June 30, 2025	June 30, 2024

Weighted average remaining lease term (Years)
Operating lease	3.6	4.6
Weighted average discount rate
Operating lease	15.00%	15.00%